Basis of presentation and significant accounting policies - Foreign currency translation and Restricted cash (Details) $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016
Restricted cash
Restricted cash	$ 2,845	$ 5,399
CHF
Recent accounting pronouncements
Foreign currency exchange rates	0.95333	0.997	0.965
RUR
Recent accounting pronouncements
Foreign currency exchange rates	57.2649	56.3779	67.6076
UAH
Recent accounting pronouncements
Foreign currency exchange rates	26.241	27.015	26.2181
EUR
Recent accounting pronouncements
Foreign currency exchange rates	0.8113	0.93	0.88
RON
Recent accounting pronouncements
Foreign currency exchange rates	3.7729	4.244	3.9349
GBP
Recent accounting pronouncements
Foreign currency exchange rates	0.713399	0.8053	0.69
PLN
Recent accounting pronouncements
Foreign currency exchange rates	3.40665	3.946	3.759